Interim Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2022
Profit or loss [abstract]
Revenue	$ 10,098	$ 3,334	$ 19,816	$ 3,334
Cost of sales
Production costs	(4,128)	(1,050)	(7,646)	(1,050)
Royalty	(757)	(268)	(1,454)	(268)
Depreciation	(294)	(125)	(487)	(125)
Total cost of sales	(5,179)	(1,443)	(9,587)	(1,443)
Gross profit	4,919	1,891	10,229	1,891
General and administrative expenses	(2,035)	(2,152)	(3,872)	(4,497)
(Loss) gain on derivative warrant liabilities	(965)	(145)	2,400	63
Foreign exchange gains (losses)	65	(104)	58	(86)
Interest and other expenses	(856)	(341)	(1,041)	(380)
Income (loss) before tax	1,128	(851)	7,774	(3,009)
Income tax expense	(1,178)	(151)	(2,664)	(151)
Net (loss) income and comprehensive (loss) income	(50)	(1,002)	5,110	(3,160)
Net (loss) income and comprehensive (loss) income attributable to:
Shareholders	(1,399)	(1,958)	2,113	(3,980)
Non-controlling interest	$ 1,349	$ 956	$ 2,997	$ 820
(Loss) earnings per share attributable to shareholders
Basic and diluted (loss) earnings per share	$ (0.00)	$ (0.01)	$ 0.01	$ (0.02)